Property, Plant And Equipment - Schedule of Leasehold Property Net Book Value Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 5,060
Differences on exchange	(203)	£ (272)
Depreciation, amortisation and impairment	1,076	1,450	£ 1,512
Property, plant and equipment	4,953	5,060
Short Term and Long Term Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	483	556
Differences on exchange	(22)	(25)
Depreciation, amortisation and impairment	(112)	(119)
Other net movements	128	71
Property, plant and equipment	477	483	556
Property Acquired | IAS16
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	132	135
Differences on exchange	(8)	(6)
Depreciation, amortisation and impairment	(13)	(11)
Other net movements	54	14
Property, plant and equipment	165	132	135
Right-of Use Properties | Impact of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	351	421
Differences on exchange	(14)	(19)
Depreciation, amortisation and impairment	(99)	(108)
Other net movements	74	57
Property, plant and equipment	£ 312	£ 351	£ 421